Related party transactions- Impact on the results of operations of transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (1,491)	$ (1,068)